Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated earnings (deficit)	Accumulated earnings (deficit) Previously Reported	Accumulated earnings (deficit) Revision of Prior Period, Accounting Standards Update, Adjustment
Outstanding number of shares: Balance at beginning of year (in shares) at Dec. 31, 2018		143,827,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Repurchases of shares (in shares)		(855,000)
Distribution of treasury shares (in shares)		305,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2019	143,277,697	143,277,697
Balance at beginning of year at Dec. 31, 2018		$ 7,215	$ (2,643)	$ 233	$ 1,786,451		$ (267,744)	$ 2,485
Increase (decrease) in Equity [Roll Forward]
Shares issued		0		0
Repurchases of shares			(4,756)
Distribution of treasury shares			1,730			$ (634)
Stock option expense				482
Other				0
Reclassified to contributed surplus				0
Distributions to shareholders					(46,617)
Reclassified from additional paid in capital					0
Net (loss) income						37,189
Balance at end of year at Dec. 31, 2019	$ 1,513,391	$ 7,215	(5,669)	715	1,739,834	(228,704)	(228,704)	$ (234)
Increase (decrease) in Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-02 [Member]
Shares issued (in shares)		0
Repurchases of shares (in shares)		0
Distribution of treasury shares (in shares)		50,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2020	143,327,697	143,327,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0		0
Repurchases of shares			0
Distribution of treasury shares			283			(115)
Stock option expense				264
Other				0
Reclassified to contributed surplus				0
Distributions to shareholders					(7,164)
Reclassified from additional paid in capital					0
Net (loss) income						(137,669)
Balance at end of year at Dec. 31, 2020	$ 1,368,756	$ 7,215	(5,386)	979	1,732,670	(366,722)	$ (366,722)
Increase (decrease) in Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-13 [Member]
Shares issued (in shares)		56,917,924
Repurchases of shares (in shares)		0
Distribution of treasury shares (in shares)	545,000	190,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2021	200,435,621	200,435,621
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 2,846		349,379
Repurchases of shares			0
Distribution of treasury shares			1,077			(441)
Stock option expense				620
Other				(22)
Reclassified to contributed surplus				(350,671)
Distributions to shareholders					(320,692)
Reclassified from additional paid in capital					350,671
Net (loss) income						527,218
Balance at end of year at Dec. 31, 2021	$ 1,928,741	$ 10,061	$ (4,309)	$ 285	$ 1,762,649	$ 160,055